EARNINGS PER ORDINARY SHARE (Details) (USD $) In Thousands, except Share data, unless otherwise specified	10 Months Ended	12 Months Ended
	Sep. 30, 2010	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Numerator used in basic net income per share:
Net (loss) income	$ 8,237	$ (8,988)	$ (1,037)	$ 8,237	[1]
Shares (denominator):
Weighted average number of ordinary shares outstanding		1,405,000	1,405,000	1,152,747
Weighted average number of ordinary shares outstanding used in computing diluted earnings per ordinary share		1,405,000	1,405,000	1,152,747
Basic and Diluted (in dollars per share)		$ (6.40)	$ (0.74)	$ 7.15	[1]

[1]	Note: In March 2010, the Company changed its fiscal year end from November 30th to September 30th, so that it would have the same fiscal year end as its VIE, Kingtone Information. Accordingly the Company is presenting its consolidated and combined statements of operations and comprehensive income (loss) and cash flows for the year ended September 30, 2010 instead of for the ten months ended September 30, 2010.